Summary of Changes in Fair Value of Company’s Level 3 Liabilities Measured on Recurring Basis (Detail) (Inventergy Inc [Member], USD $)	9 Months Ended
Sep. 30, 2013
Series A Preferred Stock [Member]
Balance	$ 0
Fair value at issuance	548,465
Change in fair value	(471,654)
Balance	76,811
Promissory Note Payable [Member]
Balance	0
Fair value at issuance	582,903
Change in fair value	(64,890)
Balance	$ 518,013